Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 308,456	$ 2,418,296	$ 6,248,511	$ 5,262,779